Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
The components of, and changes in, accumulated other comprehensive income (loss) are as follows:

	2018	2017
Currency translation adjustment
Opening balance, Jan. 1	(26)	(1)
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax(1)	84	(89)
Gains on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax(2)	(41)	64
Balance, Dec. 31	17	(26)
Cash flow hedges
Opening balance, Jan. 1	562	456
Gains on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(3)	(54)	106
Balance, Dec. 31	508	562

Employee future benefits
Opening balance, Jan. 1	(44)	(38)
Net actuarial gains (losses) on defined benefit plans, net of tax(4)	15	(6)
Balance, Dec. 31	(29)	(44)
Other
Opening balance, Jan. 1	(3)	(18)
Change in ownership of TransAlta Renewables	4	4
Intercompany investments at FVOCI	(16)	11
Balance, Dec. 31	(15)	(3)
Accumulated other comprehensive income	481	489
(1) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - 11 million ).
(2) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - 4 million ).
(3) Net of income tax of 12 million for the year ended Dec. 31, 2018 (2017 - 108 million ).
(4) Net of income tax of 5 million for the year ended Dec. 31, 2018 (2017 - 4 million ).